                                    UAM Funds
                        Funds for the Informed Investor(sm)

                       DSI Limited Maturity Bond Portfolio
                           DSI Money Market Portfolio

                           Institutional Class Shares

                         Supplement dated April 20, 2001
                      to the Prospectus dated March 1, 2001

     All references to "The DSI Portfolios," "DSI Limited Maturity Bond Portfolio" and "DSI Money Market Portfolio" should be changed to "The Dwight Portfolios," "Dwight Limited Maturity Bond Portfolio" and "Dwight Money Market Portfolio," respectively.

     The second sentence in the section titled "DSI Limited Maturity Bond Portfolio - What are the Fund's Objectives" is hereby deleted and replaced by the following:

The fund may change its investment objective without shareholder approval.

     The second sentence in the section titled "DSI Money Market Portfolio - What are the Fund's Objectives" is hereby deleted and replaced by the following:

The fund may change its investment objective without shareholder approval.

     All of the paragraphs under the section entitled "Investment Management - Investment Adviser" are hereby deleted and replaced by the following:

Dwight Asset Management Company (the "Adviser"), located at 100 Bank Street, Suite 800, Burlington, VT 05401, is the investment adviser to the funds. The Adviser manages and supervises the investment of the funds' assets on a discretionary basis. The Adviser, an affiliate of Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation), was founded in 1984 by John K. Dwight and joined Old Mutual (US) Holdings Inc. in 1994. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual, plc., a financial services group based in the United Kingdom. The Adviser specializes in the management of stable value and other fixed income portfolios for defined contribution plans and other investors and has over $16 billion in assets under management and 50 employees.

For its services, the Limited Maturity Bond Fund has agreed to pay the Adviser a management fee of 0.45% of the fund's average net assets. During its most recent fiscal year, the fund paid 0.45% of its average net assets in advisory fees to the fund's former adviser, Dewey Square Investors Corporation (the "Former Adviser").

For its services, the Money Market Fund has agreed to pay the Adviser a management fee of 0.40% of the fund's average net assets. In addition, the adviser has voluntarily agreed to waive a portion of its management fee to reduce the management fee paid by the fund to 0.18% of average net assets. The Adviser intends to continue its fee waiver until further notice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 0.18% of its average net assets in advisory fees to the fund's Former Adviser.

                                    UAM Funds
                        Funds for the Informed Investor(SM)

                       DSI Limited Maturity Bond Portfolio
                           DSI Money Market Portfolio

                           Institutional Class Shares

                         Supplement dated April 20, 2001
                   to the Statement of Additional Information
                               dated March 1, 2001

     All references to "The DSI Portfolios," "DSI Limited Maturity Bond Portfolio" and "DSI Money Market Portfolio" should be changed to "The Dwight Portfolios," "Dwight Limited Maturity Bond Portfolio" and "Dwight Money Market Portfolio," respectively.

     The first four paragraphs under the section entitled "Investment Advisory and Other Services-Investment Adviser" are hereby deleted and replaced by the following:

Dwight Asset Management Company (the "Adviser"), located at 100 Bank Street, Suite 800, Burlington, VT 05401, is the investment adviser to the funds. The Adviser manages and supervises the investment of the funds' assets on a discretionary basis. The Adviser, an affiliate of Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation), was founded in 1984 by John K. Dwight and joined Old Mutual (US) Holdings Inc. ("Old Mutual US") in 1994. Old Mutual US is a subsidiary of Old Mutual plc., a financial services group based in the United Kingdom. The Adviser specializes in the management of stable value and other fixed income portfolios for defined contribution plans and other investors and has over $16 billion in assets under management and 50 employees.

The adviser is a subsidiary of Old Mutual US. Old Mutual US is a holding company incorporated in Delaware in December 1980 (under the name United Asset Management Corporation) for the purpose of acquiring and owning firms engaged primarily in institutional investment management. In 2000, Old Mutual plc. purchased all of the shares of United Asset Management Corporation. Subsequently, the name of United Asset Management Corporation was changed as described above. Since its first acquisition in August 1983, Old Mutual US has acquired or organized more than 50 affiliated firms. The affiliated firms provide investment management services to private accounts, mutual funds and other institutional and sophisticated investors. Investment strategies employed and securities selected by affiliated firms are separately chosen by each of them. Several affiliated firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

         All paragraphs under the section "Investment Advisory and Other Services-Fund Management" are hereby deleted and replaced by the following:

A team of the Adviser's investment professionals are primarily responsible for the day-to-day management of the funds. Listed below are the members of the team and a brief description of their business experience.

Name & Title                          Experience
Frederick C. Meltzer, PHD             Mr. Meltzer joined the Adviser in 2000 as a Senior Vice
Senior Portfolio Manager,             President and Portfolio Manager. After joining the Adviser
Fixed Income                          and through April 2001, Mr. Meltzer continued to serve in a dual capacity as a Senior Portfolio Manager with Dewey
                                      Square Investors Corporation (the funds previous investment adviser, which he joined in 1995). Prior to that he was
                                      Managing Director of Fixed Income at World Asset Management.
                                      Previously, he held positions as Senior Manager of Fixed
                                      Income at PanAgora Asset Management and Senior Fixed Income
                                      Portfolio Manager at The Boston Company. He has also held
                                      positions as Director of Research for the Farm Credit Banks
                                      Funding Corporation, Fixed Income Strategist at Chase
                                      Investors, and a staff economist at the Federal Reserve Bank of New York. He has 24 years of investment experience. Mr.
                                      Meltzer holds an MA in Economics from Johns Hopkins
                                      University and a Ph.D. in Economics from the University of
                                      Virginia.

David J. Thompson, CFA                Mr. Thompson joined the Adviser in 2000 as a Senior Vice
Senior Portfolio Manager,             President and Portfolio Manager. After joining the Adviser
Fixed-Income                          and through April 2001, Mr. Meltzer continued to serve in a dual capacity as a Senior Portfolio Manager with Dewey
                                      Square Investors Corporation (the fund's previous investment adviser, which he joined in 1997). Prior to joining Dewey
                                      Square Investors Corporation, Mr. Thompson was a member of
                                      Lord Abbett & Company's High Grade Fixed Income Department.
                                      In his role as a Fixed Income Manager, Mr. Thompson was
                                      responsible for managing $800 million of assets for a
                                      variety of institutional clients including a 2a-7 money
                                      market mutual fund. Earlier in his career, David spent three years at Brown Brothers Harriman & Company as an Assistant
                                      Portfolio Manager in the Global Fixed Income Department. Mr.
                                      Thompson has eight years of investment experience. He earned a BS degree in finance and economics from Manhattan College.
                                      Mr. Thompson earned his CFA in 1995.

     The third sentence under the section "Investment Advisory and Other Services--Advisory Fees" is hereby deleted and replaced by the following:

Investment Advisory Agreement
-----------------------------

For the last three fiscal years, the funds paid the following in management fees to the former adviser, Dewey Square Investors Corporation."